Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, which requires that we, among other things, report the amount of “compensation actually paid” to our named executive officers. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year.

Year	Summary Compensation Table (“SCT”) Total for PEO(1)	Compensation Actually Paid (“CAP”) to PEO(1)(4)	SCT Total for PEO(2)	CAP to PEO(2)(4)	SCT Total for PEO(3)	CAP to PEO(3)(4)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (thousands)(6)
2025	—	—	$2,810,918	$1,857,710	—	—	$1,199,426	$766,943	$36.05	$16,327
2024	$1,931,356	$229,973	2,085,768	1,477,303	305,390	302,602	$1,183,783	$1,084,937	$68.90	$(66,948)
2023	$1,866,844	$1,388,914	—	—	—	—	$1,156,210	$928,550	$59.61	$(82,465)

____________

(1)      These columns reflect the SCT and CAP information with respect to Mr. Floroiu who resigned as Chief Executive Officer of the Company on January 15, 2024.

(2)      These columns reflect the SCT and CAP information with respect to Mr. Lo, our current Chief Executive Officer.

(3)      These columns reflect the SCT and CAP information with respect to Dr. Michael J. Finney, who has served as Interim Chief Executive Officer from January 16, 2024, until Mr. Lo’s appointment as Chief Executive Officer on March 18, 2024.

(4)      As required by applicable SEC rules, CAP was calculated by beginning with the total amount reported in the SCT for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT, and (iii) adding the change in fair value of stock and option awards for the applicable year.

(5)      Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on December 31, 2022 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance.

(6)      Reflects net income (loss) for the covered fiscal year, as reported in our Form 10-K for such year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. For 2025, we used the following additional assumptions to determine the fair value of stock option awards under the Black-Scholes-Merton option-pricing model: (i) risk-free return rate: 3.53% – 4.53%; (ii) expected option term (in years): 4.20 – 6.56 years; and (iii) expected volatility: 88.94% – 125.69%.

Mr. Floroiu is included as the PEO for 2023. Mr. Floroiu, Dr. Michael Finney and Mr. Lo are included as PEO for 2024. Mr. Lo is included as the PEO for 2025. The non-PEO named executive officers included in the average for each covered fiscal year are: Dr. Tucker and Dr. Cummings.

Following is a reconciliation of the SCT total and the CAP for 2025.

Fiscal Year	Executives	SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	CAP
		(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2025	PEO: Steven Lo	$2,810,918	$(1,741,113)	$1,069,891	$(251,569)	$(86,416)	$56,000	—	$787,905	$1,857,710
2025	Non-PEO NEO Average	$1,199,426	$(498,779)	$316,317	$(168,250)	$(81,772)	—	—	$66,296	$766,943

____________

(A)     The dollar amounts reported in the Summary Compensation Table for 2025.

(B)     The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025.

(H)     The recalculated value of equity awards for 2025 includes the addition (or subtraction, as applicable) of the following:

(C)     The year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year;

(D)     the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(E)     for awards that vest in the year, the change in the fair value as of the vesting date from the beginning of the year;

(F)     for awards that are granted and vest in the year, the change in the fair value as of the vesting date from the beginning of the year; and

(G)     for awards that failed to meet vesting conditions in the year, the fair value at the start of the fiscal year.

Named Executive Officers, Footnote

(1)      These columns reflect the SCT and CAP information with respect to Mr. Floroiu who resigned as Chief Executive Officer of the Company on January 15, 2024.

(2)      These columns reflect the SCT and CAP information with respect to Mr. Lo, our current Chief Executive Officer.

(3)      These columns reflect the SCT and CAP information with respect to Dr. Michael J. Finney, who has served as Interim Chief Executive Officer from January 16, 2024, until Mr. Lo’s appointment as Chief Executive Officer on March 18, 2024.

Non-PEO NEO Average Total Compensation Amount		$ 1,199,426	$ 1,183,783	$ 1,156,210
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 766,943	1,084,937	928,550
Compensation Actually Paid vs. Total Shareholder Return

Required Supplemental Graphs Showing Relationship Between:

CAP and Company TSR

The graph below illustrates the relationship between the CAP to our PEO and the other NEOs and the Company’s TSR during the period covered by the Pay versus Performance Table.

Compensation Actually Paid vs. Net Income

CAP and Net Income

The graph below illustrates the relationship between the CAP to our PEO and the other NEOs and the Company’s net income during the period covered by the Pay versus Performance Table.

Total Shareholder Return Amount	[2]	$ 36.05	68.9	59.61
Net Income (Loss)	[3]	$ 16,327	$ (66,948)	$ (82,465)
PEO Name		Mr. Floroiu	Mr. Lo	Dr. Michael J. Finney
Mr. Floroiu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4]		$ 1,931,356	$ 1,866,844
PEO Actually Paid Compensation Amount	[1],[4]		229,973	1,388,914
Mr. Lo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	2,810,918	2,085,768
PEO Actually Paid Compensation Amount	[1],[5]	1,857,710	1,477,303
Dr. Michael J. Finney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]		305,390
PEO Actually Paid Compensation Amount	[1],[6]		$ 302,602
Steven Lo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]	2,810,918
PEO Actually Paid Compensation Amount		1,857,710
Steven Lo [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(1,741,113)
Steven Lo [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	1,069,891
Steven Lo [Member] | Change in Value of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(251,569)
Steven Lo [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(86,416)
Steven Lo [Member] | Fair Value of Vested Awards Granted and Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	56,000
Steven Lo [Member] | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]
Steven Lo [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	787,905
Non-PEO NEO Average [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	[7]	1,199,426
Non-PEO NEO Average Compensation Actually Paid Amount		766,943
Non-PEO NEO Average [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(498,779)
Non-PEO NEO Average [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	316,317
Non-PEO NEO Average [Member] | Change in Value of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(168,250)
Non-PEO NEO Average [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(81,772)
Non-PEO NEO Average [Member] | Fair Value of Vested Awards Granted and Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]
Non-PEO NEO Average [Member] | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]
Non-PEO NEO Average [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	$ 66,296

[1]	As required by applicable SEC rules, CAP was calculated by beginning with the total amount reported in the SCT for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT, and (iii) adding the change in fair value of stock and option awards for the applicable year.
[2]	Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on December 31, 2022 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance.
[3]	Reflects net income (loss) for the covered fiscal year, as reported in our Form 10-K for such year.
[4]	These columns reflect the SCT and CAP information with respect to Mr. Floroiu who resigned as Chief Executive Officer of the Company on January 15, 2024.
[5]	These columns reflect the SCT and CAP information with respect to Mr. Lo, our current Chief Executive Officer.
[6]	These columns reflect the SCT and CAP information with respect to Dr. Michael J. Finney, who has served as Interim Chief Executive Officer from January 16, 2024, until Mr. Lo’s appointment as Chief Executive Officer on March 18, 2024.
[7]	The dollar amounts reported in the Summary Compensation Table for 2025.
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025.
[9]	The year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year;
[10]	the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
[11]	for awards that vest in the year, the change in the fair value as of the vesting date from the beginning of the year;
[12]	for awards that are granted and vest in the year, the change in the fair value as of the vesting date from the beginning of the year; and
[13]	for awards that failed to meet vesting conditions in the year, the fair value at the start of the fiscal year.
[14]	The recalculated value of equity awards for 2025 includes the addition (or subtraction, as applicable) of the following: